UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22545

CENTRE FUNDS

(Exact name of registrant as specified in charter)

48 Wall Street, Suite 1100, New York, New York 10005

(Address of principal executive offices) (Zip code)

James Abate

48 Wall Street, Suite 1100

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 298-4236

Date of fiscal year end: September 30

Date of reporting period: April 1, 2014 - June 30, 2014

Item 1. Schedule of Investments.

CENTRE AMERICAN SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (98.68%)
Consumer Discretionary (9.84%)
Hotels Restaurants & Leisure (2.60%)
Las Vegas Sands Corp.	17,290	$1,317,844
Starbucks Corp.	28,240	2,185,211

		3,503,055

Internet & Catalog Retail (1.82%)
Amazon.com, Inc.(a)	7,550	2,452,089

Media (2.91%)
Comcast Corp., Class A	39,430	2,116,602
Walt Disney Co.	21,150	1,813,401

		3,930,003

Specialty Retail (2.51%)
Home Depot, Inc.	21,640	1,751,974
Tiffany & Co.	16,250	1,629,063

		3,381,037

Total Consumer Discretionary		13,266,184

Consumer Staples (8.05%)
Beverages (3.86%)
Coca-Cola Co.	62,010	2,626,744
PepsiCo, Inc.	28,780	2,571,205

		5,197,949

Food Products (1.07%)
Archer-Daniels-Midland Co.	32,760	1,445,044

Household Products (1.77%)
Procter & Gamble Co.	30,380	2,387,564

Tobacco (1.35%)
Philip Morris International, Inc.	21,600	1,821,096

Total Consumer Staples		10,851,653

Energy (10.31%)
Energy Equipment & Services (3.88%)
FMC Technologies, Inc.(a)	26,590	1,623,851
Schlumberger, Ltd.	30,640	3,613,988

		5,237,839

Oil, Gas & Consumable Fuels (6.43%)
EOG Resources, Inc.	24,320	2,842,035
Halliburton Co.	29,080	2,064,971
Newfield Exploration Co.(a)	30,010	1,326,442
Range Resources Corp.	14,300	1,243,385
Southwestern Energy Co.(a)	26,140	1,189,109

		8,665,942

Total Energy		13,903,781

Financials (2.89%)
Capital Markets (1.26%)
BlackRock, Inc.	5,320	1,700,272

	Shares	Value
Financials (continued)
Consumer Finance (1.63%)
American Express Co.	23,190	$2,200,035

Total Financials		3,900,307

Health Care (11.37%)
Biotechnology (4.20%)
Amgen, Inc.	17,340	2,052,536
Biogen Idec, Inc.(a)	3,430	1,081,513
Gilead Sciences, Inc.(a)	30,480	2,527,097

		5,661,146

Health Care Equipment & Supplies (1.24%)
Boston Scientific Corp.(a)	130,860	1,671,082

Pharmaceuticals (5.93%)
AbbVie, Inc.	23,020	1,299,249
Johnson & Johnson	40,190	4,204,678
Merck & Co., Inc.	19,270	1,114,769
Pfizer, Inc.	46,570	1,382,198

		8,000,894

Total Health Care		15,333,122

Industrials (14.61%)
Aerospace & Defense (5.09%)
Boeing Co.	10,340	1,315,558
General Dynamics Corp.	11,380	1,326,339
Honeywell International, Inc.	22,760	2,115,542
United Technologies Corp.	18,190	2,100,036

		6,857,475

Airlines (1.31%)
Delta Air Lines, Inc.	45,500	1,761,760

Construction & Engineering (1.07%)
Quanta Services, Inc.(a)	41,840	1,446,827

Electronics (0.95%)
Tyco International, Ltd.	27,990	1,276,344

Industrial Conglomerates (2.09%)
3M Co.	19,690	2,820,396

Machinery (2.45%)
Illinois Tool Works, Inc.	17,390	1,522,668
PACCAR, Inc.	28,400	1,784,372

		3,307,040

Road & Rail (1.65%)
Union Pacific Corp.	22,380	2,232,405

Total Industrials		19,702,247

Information Technology (31.51%)
Communication Equipment (1.61%)
QUALCOMM, Inc.	27,400	2,170,080

	Shares	Value
Information Technology (continued)
Computers & Peripherals (7.26%)
Apple, Inc.	77,490	$7,201,146
NetApp, Inc.	29,710	1,085,009
SanDisk Corp.	14,370	1,500,659

		9,786,814

Electronic Equipment Instruments (0.91%)
Corning, Inc.	55,640	1,221,298

Internet Software & Services (5.56%)
Facebook, Inc., Class A(a)	35,880	2,414,365
Google, Inc., Class A(a)	4,640	2,712,869
Google, Inc., Class C(a)	4,120	2,370,154

		7,497,388

IT Services (3.94%)
International Business Machines Corp.	6,660	1,207,258
Mastercard, Inc., Class A	24,300	1,785,321
Visa, Inc., Class A	10,980	2,313,596

		5,306,175

Semiconductor & Semiconductor Equipment (7.97%)
First Solar, Inc.(a)	17,750	1,261,315
Lam Research Corp.	20,460	1,382,686
Linear Technology Corp.	30,430	1,432,340
Microchip Technology, Inc.	32,790	1,600,480
Micron Technology, Inc.(a)	58,160	1,916,372
NVIDIA Corp.	72,120	1,337,105
Texas Instruments, Inc.	38,020	1,816,976

		10,747,274

Software (4.26%)
Microsoft Corp.	109,830	4,579,911
Oracle Corp.	28,840	1,168,885

		5,748,796

Total Information Technology		42,477,825

Materials (5.04%)
Chemicals (2.86%)
International Flavors & Fragrances, Inc.	14,430	1,504,761
Monsanto Co.	18,830	2,348,854

		3,853,615

Construction Materials (1.06%)
Vulcan Materials Co.	22,510	1,435,012

Containers & Packaging (1.12%)
Sealed Air Corp.	44,090	1,506,555

Total Materials		6,795,182

Telecommunication Services (1.93%)
Diversified Telecommunication (1.93%)
Verizon Communications, Inc.	53,120	2,599,162

Total Telecommunication Services		2,599,162

	Shares	Value
Utilities (3.13%)
Electric Utilities (0.95%)
Duke Energy Corp.	17,170	$1,273,842

Independent Power Producers & Energy Traders (2.18%)
Calpine Corp.(a)	65,610	1,562,174
NRG Energy, Inc.	37,160	1,382,352

		2,944,526

Total Utilities		4,218,368

TOTAL COMMON STOCKS
(Cost $105,895,384)		133,047,831

Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS (0.48%)
Calls (0.48%)
SPDR® Gold Shares:
12/20/2014	$132.00	1,000	302,000
1/17/2015	132.00	450	157,500
3/20/2015	132.00	500	192,500

TOTAL PURCHASED OPTIONS
(Cost $858,615)			652,000

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.89%)
Money Market Fund (0.89%)
Dreyfus Treasury Prime
Cash Management,
Institutional Class	0.00004%	1,191,993	1,191,993

TOTAL SHORT TERM INVESTMENTS
(Cost $1,191,993)			1,191,993

TOTAL INVESTMENTS
(Cost $107,945,992) (100.05%)			$134,891,824

Liabilities in Excess of Other Assets (-0.05%)			(67,198)
NET ASSETS (100.00%)			$134,824,626

(a)	Non-income producing security.

Common Abbreviations:

Ltd. - Limited.

SPDR - Standard & Poor’s Depositary Receipts.

See Notes to Quarterly Schedule of Investments.

CENTRE GLOBAL SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (95.35%)
ASIA (27.27%)
Australia (2.79%)
Financials (1.93%)
Commonwealth Bank of Australia	2,100	$160,159
Westpac Banking Corp.	4,520	144,401

		304,560

Materials (0.86%)
BHP Billiton, Ltd.	4,017	135,983

Total Australia		440,543

China (11.98%)
Energy (3.65%)
China Petroleum & Chemical Corp., Class H	210,000	200,235
CNOOC, Ltd.	102,000	183,196
PetroChina Co., Ltd., Class H	152,500	192,632

		576,063

Financials (6.22%)
Bank of China, Ltd., Class H	443,700	198,653
China Construction Bank Corp., Class H	333,000	251,778
China Life Insurance Co., Ltd., Class H	62,000	162,391
Industrial & Commercial Bank of China, Class H	354,000	223,808
Ping An Insurance Group Co., Class H	19,000	147,089

		983,719

Information Technology (0.56%)
Tencent Holdings, Ltd.	5,800	88,455

Telecommunication Services (1.55%)
China Mobile, Ltd.	25,300	245,479

Total China		1,893,716

Hong Kong (0.77%)
Consumer Discretionary (0.77%)
Sands China, Ltd.	16,100	121,627

Total Hong Kong		121,627

India (0.96%)
Energy (0.60%)
Reliance Industries, Ltd., Sponsored GDR(a)	2,830	95,230

Information Technology (0.36%)
Infosys, Ltd., Sponsored ADR	1,050	56,458

Total India		151,688

	Shares	Value
Japan (6.40%)
Consumer Discretionary (1.90%)
Fast Retailing Co., Ltd.	340	$111,862
Toyota Motor Corp.	3,150	189,177

		301,039

Financials (1.82%)
Daiwa Securities Group, Inc.	18,740	162,233
Mitsubishi UFJ Financial Group, Inc.	20,470	125,481

		287,714

Information Technology (2.68%)
Keyence Corp.	470	205,041
Murata Manufacturing Co., Ltd.	1,340	125,409
Yahoo Japan Corp.	20,000	92,394

		422,844

Total Japan		1,011,597

Korea (2.22%)
Consumer Discretionary (0.53%)
Hyundai Motor Co.	370	83,925

Financials (0.78%)
Shinhan Financial Group Co., Ltd.	2,650	122,704

Information Technology (0.91%)
Samsung Electronics Co., Ltd.	110	143,724

Total Korea		350,353

Taiwan (2.15%)
Information Technology (2.15%)
Delta Electronics, Inc.	17,800	129,664
MediaTek, Inc.	5,930	100,296
Taiwan Semiconductor Manufacturing Co., Ltd.	26,060	110,409

		340,369

Total Taiwan		340,369

TOTAL ASIA
(Cost $3,806,852)		4,309,893

EUROPE (36.04%)
Belgium (0.70%)
Consumer Staples (0.70%)
Anheuser-Busch InBev NV	970	111,438

Total Belgium		111,438

Denmark (0.82%)
Health Care (0.82%)
Novo Nordisk A/S, Class B	2,800	128,870

Total Denmark		128,870

	Shares	Value
France (5.12%)
Consumer Discretionary (0.76%)
Accor SA	2,310	$120,165

Consumer Staples (1.24%)
L’Oreal SA	1,140	196,452

Energy (1.33%)
Total SA	2,910	210,311

Financials (0.88%)
BNP Paribas SA	2,050	139,076

Health Care (0.91%)
Sanofi	1,353	143,730

Total France		809,734

Germany (7.22%)
Consumer Discretionary (1.23%)
Daimler AG	2,084	195,188

Financials (1.39%)
Allianz SE	1,000	166,644
Deutsche Bank AG	1,510	53,128

		219,772

Health Care (0.53%)
Bayer AG	595	84,040

Industrials (1.22%)
Siemens AG	1,456	192,292

Information Technology (0.70%)
SAP AG	1,432	110,591

Materials (1.30%)
BASF SE	1,760	204,920

Telecommunication Services (0.85%)
Deutsche Telekom AG	7,680	134,608

Total Germany		1,141,411

Great Britain (4.61%)
Consumer Discretionary (0.86%)
Next Plc	1,230	136,299

Consumer Staples (1.86%)
Reckitt Benckiser Group Plc	1,520	132,667
Tesco Plc	32,960	160,310

		292,977

Financials (1.89%)
Barclays Plc	42,965	156,472
HSBC Holdings Plc	14,018	142,238

		298,710

Total Great Britain		727,986

	Shares	Value
Greece (1.77%)
Consumer Discretionary (1.25%)
OPAP SA	11,100	$197,590

Consumer Staples (0.52%)
Coca-Cola Hellenic Bottling Co. AG(b)	3,570	82,663

Total Greece		280,253

Israel (0.64%)
Health Care (0.64%)
Teva Pharmaceutical Industries, Ltd.,
Sponsored ADR	1,920	100,646

Total Israel		100,646

Italy (4.62%)
Energy (0.52%)
Eni SpA	3,020	82,623

Financials (2.74%)
Assicurazioni Generali SpA	5,230	114,655
Intesa Sanpaolo SpA	50,950	157,392
UniCredit SpA	19,250	161,185

		433,232

Utilities (1.36%)
Enel SpA	36,870	214,768

Total Italy		730,623

Netherlands (0.52%)
Consumer Staples (0.52%)
Unilever NV	1,880	82,261

Total Netherlands		82,261

Norway (0.91%)
Energy (0.91%)
Statoil ASA	4,700	144,360

Total Norway		144,360

Russia (1.82%)
Energy (1.26%)
Gazprom OAO, Sponsored ADR	11,155	97,216
Lukoil OAO, Sponsored ADR	1,710	102,104

		199,320

Financials (0.56%)
Sberbank of Russia, Sponsored ADR	8,730	88,232

Total Russia		287,552

	Shares	Value
Spain (4.72%)
Consumer Discretionary (0.84%)
Inditex SA	860	$132,362

Financials (2.53%)
Banco Bilbao Vizcaya Argentaria SA	11,507	146,677
Banco Santander SA	24,144	252,251

		398,928

Telecommunication Services (0.46%)
Telefonica SA	4,260	73,032

Utilities (0.89%)
Red Electrica Corp. SA	1,540	140,863

Total Spain		745,185

Switzerland (2.57%)
Health Care (2.57%)
Novartis AG	2,240	202,833
Roche Holding AG	680	202,819

		405,652

Total Switzerland		405,652

TOTAL EUROPE
(Cost $4,862,983)		5,695,971

NORTH AMERICA (30.92%)
Mexico (0.99%)
Telecommunication Services (0.99%)
America Movil, Series L	150,500	156,376

Total Mexico		156,376

United States (29.93%)
Consumer Staples (2.61%)
Coca-Cola Co.	3,710	157,156
Kimberly-Clark Corp.	1,200	133,464
Procter & Gamble Co.	1,550	121,814

		412,434

Energy (4.25%)
Chevron Corp.	1,310	171,020
Exxon Mobil Corp.	2,260	227,537
Schlumberger, Ltd.	2,320	273,644

		672,201

Financials (6.14%)
Bank of America Corp.	10,300	158,311
Berkshire Hathaway, Inc., Class B(b)	1,360	172,121
Discover Financial Services	2,390	148,132
HDFC Bank, Ltd., ADR	1,500	70,230
JPMorgan Chase & Co.	3,330	191,875
Wells Fargo & Co.	4,380	230,213

		970,882

Health Care (5.33%)
Amgen, Inc.	1,210	143,228
Gilead Sciences, Inc.(b)	2,340	194,009
Johnson & Johnson	1,680	175,762
Merck & Co., Inc.	2,460	142,311

	Shares	Value
United States (continued)
Health Care (continued)
Pfizer, Inc.	6,280	$186,390

		841,700

Industrials (2.50%)
General Electric Co.	6,380	167,666
United Technologies Corp.	1,970	227,437

		395,103

Information Technology (6.94%)
Apple, Inc.	4,130	383,801
Google, Inc., Class A(b)	230	134,474
International Business Machines Corp.	920	166,769
Microsoft Corp.	4,510	188,067
QUALCOMM, Inc.	2,820	223,344

		1,096,455

Telecommunication Services (2.16%)
AT&T, Inc.	5,360	189,530
Verizon Communications, Inc.	3,100	151,683

		341,213

Total United States		4,729,988

TOTAL NORTH AMERICA
(Cost $4,193,256)		4,886,364

SOUTH AMERICA (1.12%)
Brazil (1.12%)
Consumer Staples (1.12%)
AMBEV SA	24,900	176,255

Total Brazil		176,255

TOTAL SOUTH AMERICA
(Cost $177,758)		176,255

TOTAL COMMON STOCKS
(Cost $13,040,849)		15,068,483

PREFERRED STOCKS (1.44%)
SOUTH AMERICA (1.44%)
Brazil (1.44%)
Energy (0.44%)
Petroleo Brasileiro SA(b)	9,000	70,427

Financials (1.00%)
Itau Unibanco Holding SA	10,935	157,432

Total Brazil		227,859

TOTAL SOUTH AMERICA
(Cost $223,977)		227,859

TOTAL PREFERRED STOCKS
(Cost $223,977)		227,859

7-Day Yield		Shares	Value
SHORT TERM INVESTMENTS (2.71%)
Money Market Fund (2.71%)
Dreyfus Treasury Prime Cash
Management,
Institutional Class	0.00004%	427,683	$427,683

TOTAL SHORT TERM INVESTMENTS
(Cost $427,683)			427,683

TOTAL INVESTMENTS
(Cost $13,692,509) (99.50%)			$15,724,025

Other Assets In Excess Of Liabilities (0.50%)			79,230
NET ASSETS
(100.00%)			$15,803,255

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, theses securities amount to a value of $95,230 or 0.60% of net assets.
(b)	Non-income producing security.

Common Abbreviations:
ADR	-	American Depository Receipt.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
A/S	-	Aktieselskab is the Danish term for Joint Stock Company.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OAO	-	Otkrytoe Aktsionernoe Obschestvo (a Russian open joint stock corporation)
Plc	-	Public Limited Company.
SA	-	Generally designates corporations in various countries, mostly those employing the civil law.
SE	-	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
SpA	-	Societa Per Azioni is an Italian shared company.
UFJ	-	United Financial of Japan.

See Notes to Quarterly Schedule of Investments.

CENTRE ACTIVE U.S. TREASURY FUND
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

7-Day
Yield		Shares	Value
SHORT TERM INVESTMENTS (99.76%)
Money Market Fund (99.76%)
Dreyfus Treasury Prime Cash
Management,
Institutional Class	0.00004%	14,542,020	$14,542,020

TOTAL SHORT TERM INVESTMENTS
(Cost $14,542,020)			14,542,020

TOTAL INVESTMENTS
(Cost $14,542,020) (99.76%)			$14,542,020

Other Assets In Excess Of Liabilities (0.24%)			35,401
NET ASSETS
(100.00%)			$14,577,421

See Notes to Quarterly Schedule of Investments.

CENTRE MULTI-ASSET REAL RETURN FUND
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

		Shares	Value
EXCHANGE-TRADED FUNDS (24.01%)
iShares® MSCI® ACWI ETF		94,000	$5,664,440
iShares® US Real Estate ETF		83,000	5,958,570
SPDR® Gold Shares(a)		23,600	3,021,744

TOTAL EXCHANGE-TRADED FUNDS
(Cost $13,817,548)			14,644,754

OTHER OPEN-END FUNDS (75.37%)
Centre Active U.S. Treasury Fund,
Institutional Class(a)(b)		1,437,698	14,563,885
Centre American Select Equity Fund,
Institutional Class(a)(b)		1,291,392	15,638,753
Centre Global Select Equity Fund,
Institutional Class(b)		1,268,486	15,767,281
TOTAL OTHER OPEN-END FUNDS
(Cost $44,626,268)			45,969,919

	7-Day
	Yield	Shares	Value
SHORT TERM INVESTMENTS (0.49%)
Money Market Fund (0.49%)
Dreyfus Treasury Prime Cash
Management,
Institutional Class	0.00004%	301,589	301,589

TOTAL SHORT TERM INVESTMENTS
(Cost $301,589)			301,589

TOTAL INVESTMENTS
(Cost $58,745,405) (99.87%)			$60,916,262

Other Assets In Excess Of Liabilities (0.13%)			77,812
NET ASSETS
(100.00%)			$60,994,074

(a)	Non-income producing security.
(b)	Affiliated with the Fund, as each is a series of Centre Funds and has the same investment adviser.

Common Abbreviations:

ETF - Exchange Traded Fund.

See Notes to Quarterly Schedule of Investments.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

(1) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Statements of Investments:

(a) Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“the Exchange”) or using methods determined by the Board. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortization or accretion. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments

(b) Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code.

(c) For financial reporting purposes, transactions on the last business day of the reporting period are accounted for on the trade date. Net realized gains and losses on investments are computed on the identified cost basis.

(d) The preparation of financial statements in conformity with accounting standards generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The Schedule of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2014.

(e) Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

(f) The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

(2) FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

•	Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date.

•	Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability.

•	Level 3 - Significant unobservable prices or inputs (including the Board of Trustees’, and Pricing Committee’s, own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2014:

Centre American Select Equity Fund

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$133,047,831	$–	$–	$133,047,831
Purchased Options	652,000			652,000
Short Term Investments	1,191,993	–	–	1,191,993

Total	$134,891,824	$–	$–	$134,891,824

Centre Global Select Equity Fund

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$15,068,483	$–	$–	$15,068,483
Preferred Stocks	224,859	–	–	227,859
Short Term Investments	427,683	–	–	427,683

Total	$15,724,025	$–	$–	$15,724,025

Centre Active U.S. Treasury Fund

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs	Total

Short Term Investments	$14,542,020		–	$–	$14,542,020

Total	$14,542,020	$		$–	$14,542,020

Centre Multi-Asset Real Return Fund

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs	Total

Exchange Traded Funds	$14,644,754		$–	$–	$14,644,754
Open-End Funds	45,969,919		–	–	45,969,919
Short Term Investments	301,589		–	–	301,589

Total	$60,916,262	$		$–	$60,916,262

(a)	For detailed descriptions of industries and countries, see the accompanying Schedule of Investments.

The Funds did not hold any investments at the beginning or end or the period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds recognize transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of June 30, 2014.

Derivative Financial Instruments

The following discloses the Funds’ use of derivative instruments.

The Funds are generally permitted to purchase investment securities and enter into various types of derivative contracts such as purchased and written options. In doing so, the Funds may employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors or to hedge. A Fund may invest its assets in all or certain derivatives, cash management instruments and other instruments to help manage interest rate exposure, protect the Fund’s assets or enhance returns. A Fund may also be exposed to certain exchange-traded derivative products, such as exchange-traded futures and options that are fully collateralized by cash or securities, for temporary cash management or investment transition purposes, or to hedge the risks of existing positions.

Market Risk Factors: In pursuit of its investment objectives, a Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

Use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage may allow a Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivatives and a Fund. Typically, the associated risks are not the risks that a Fund is attempting to increase or decrease exposure, but are the additional risks from investing in derivatives.

One example of these associated risks is liquidity risk, which is the risk that a Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Option Writing/Purchasing

A Fund may write or purchase option contracts to adjust risk and return of their overall investment positions, subject to any restrictions set forth in each Fund’s prospectus. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from, among other things, the potential inability of counterparties to meet the terms. At the period ended June 30, 2014, the Centre American Select Equity Fund held $652,000 in Purchased Options.

(3)TAX BASIS INFORMATION:

Unrealized Appreciation and Depreciation on Investments: The amount of net unrealized appreciation/ (depreciation) and the cost of investment securities for tax purposes, including short-term securities at June 30, 2014, are displayed in the table below:

Centre American Select Equity Fund

Gross appreciation (excess of value over tax cost)	$27,404,612
Gross depreciation (excess of tax cost over value)	(563,628)
Net unrealized appreciation	$26,840,984
Cost of investments for income tax purposes	$108,050,840

Centre Global Select Equity Fund

Gross appreciation (excess of value over tax cost)	$2,268,417
Gross depreciation (excess of tax cost over value)	(266,848)
Net unrealized appreciation	$2,001,569
Cost of investments for income tax purposes	$13,722,456

Centre Active U.S. Treasury Fund

Gross appreciation (excess of value over tax cost)	$0
Gross depreciation (excess of tax cost over value)	0
Net unrealized depreciation	$0
Cost of investments for income tax purposes	$14,542,020

Centre Multi-Asset Real Return Fund

Gross appreciation (excess of value over tax cost)	$2,175,959
Gross depreciation (excess of tax cost over value)	0
Net unrealized appreciation	$2,175,959
Cost of investments for income tax purposes	$58,740,303

(4) AFFILIATED COMPANIES:

Each Allocation Fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The purchase, sales, dividend income, capital gains, return of capital distributions received, shares and value of investment of each Allocation Fund in affiliated companies for the period ended June 30, 2014 were as follows:

Centre Multi-Asset Real Return Fund

Investment Companies	Share Balance October 1, 2013	Purchases	Sales	Share Balance June 30, 2014	Dividend Income	Realized Gain	Market Value June 30, 2014
Centre Active U.S. Treasury Fund, Institutional Class	-	1,437,698	-	1,437,698	$-	$-	$14,563,885
Centre American Select Equity Fund, Investor Class	1,434,664	11,446	(1,446,110)	-	126,480	765,367	-
Centre American Select Equity Fund, Institutional Class	-	1,291,392	-	1,291,392	-	-	15,638,753
Centre Global Select Equity Fund, Investor Class	-	1,268,486	(1,268,486)	-	-	25,370	-
Centre Global Select Equity Fund, Institutional Class	1,223,258	1,313,714	(1,268,486)	3,805,458	538,209	1,024,676	15,767,281

					$664,689	$1,815,413	$45,969,919

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTRE FUNDS

By:	/s/ James A. Abate
James A. Abate, President

Date:	August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James A. Abate
James A. Abate, President

Date:	August 26, 2014

By:	/s/ Vu Phong Nguyen
Vu Phong Nguyen, Treasurer

Date:	August 26, 2014